SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

19.  SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has three operating mining segments: Guanaceví and Terronera in Mexico, and Minera Kolpa in Peru as well as Exploration and Corporate segments. As of December 31, 2025, previously operating mine Bolañitos, in Mexico, has been classified as held for sale (Note 24). The Exploration segment consists of projects in the exploration and evaluation phases in Mexico, Chile and the USA. Exploration projects that are in the local district surrounding a mine are included in the mine's segments. All three mines located in Mexico produce silver and gold, while Minera Kolpa produces silver, led, zinc and copper. Refined metal sales come from Guanaceví while other three mines sell concentrate.

For the years ended December 31		Revenue	Cost of sales - direct	Cost of sales - depreciation	Cost of sales - other	Mine operating earnings	Net earnings and comprehensive earnings

Guanaceví	2025	$197.7	$102.8	$28.9	$26.9	$39.1	$28.3
	2024	147.3	82.9	19.5	20.7	24.2	13.5
Bolañitos (Note 24)	2025	74.2	44.1	10.2	0.9	19.0	12.9
	2024	70.3	41.6	10.4	0.5	17.8	19.1
Terronera	2025	84.5	67.9	12.9	2.2	1.5	(124.0)
	2024	-	-	-	-	-	(37.3)
Kolpa	2025	111.1	65.6	21.0	1.4	23.2	14.4
	2024	-	-	-	-	-	-
Exploration	2025	-	-	-	-	-	(19.7)
	2024	-	-	-	-	-	(12.3)
Corporate	2025	-	-	-	-	-	(31.0)
	2024	-	-	-	-	-	(14.5)
Consolidated	2025	$467.5	$280.4	$73.0	$31.4	$82.8	$(119.1)
	2024	$217.6	$124.5	$29.9	$21.2	$42.0	$(31.5)

The Exploration segment included $2.2 of costs incurred in Chile for the year ended December 31, 2025 (December 31, 2024 - $1.1) and $0.1 of costs incurred in USA (December 31, 2024 - $nil).

Years ended December 31		Total assets	Total liabilities	Additions to fixed assets

Guanaceví	2025	$117.2	$55.7	$19.6
	2024	114.7	43.9	22.9
Bolañitos (Note 24)	2025	47.6	21.5	10.4
	2024	53.2	7.9	7.9
Terronera	2025	553.4	184.1	130.3
	2024	373.5	173.4	189.9
Kolpa	2025	236.5	77.2	25.6
	2024	-	-	-
Exploration	2025	91.1	2.0	4.4
	2024	86.6	1.3	1.6
Corporate	2025	189.9	316.1	0.4
	2024	91.2	8.3	-
Consolidated	2025	$1,235.7	$656.6	$190.7
	2024	719.2	234.8	222.3